Income Tax expense - Summary of Group Reports Income Taxes in the Income Statement (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Nominal tax rate	25.00%	25.00%	29.58%
United States of America, Dollars
Statement [Line Items]
Nominal tax rate	25.80%
Belgian [Member]
Statement [Line Items]
Nominal tax rate	25.00%